SELECTED QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Jun. 30, 2021
Quarterly Financial Information Disclosure [Abstract]
Schedule of Selected Quarterly Financial Data
	Three Months Ended
	September	December	March	June
	2020	2020	2021	2021

	(Dollars in Thousands, except share and per share data)
Total interest and dividend income	$1,665	$1,459	$1,313	$1,317
Total interest expense	325	216	181	169

Net interest income	1,340	1,243	1,132	1,148
Provision for loan losses	2	(8)	(8)	(39)

Net interest income after provision for loan losses	1,338	1,251	1,140	1,187
Total noninterest income	111	103	152	109
Total noninterest expense	880	876	936	958

Income before income taxes	569	478	356	338
Income taxes	149	123	91	82

Net income	$420	$355	$265	$256

Per share data:
Net income
Basic	$0.24	$0.20	$0.15	$0.15
Diluted	0.24	0.20	0.15	0.15
Average shares outstanding
Basic	1,748,040	1,749,372	1,751,849	1,745,140
Diluted	1,748,040	1,749,372	1,751,849	1,745,140

	Three Months Ended
	September	December	March	June
	2019	2019	2020	2020

	(Dollars in Thousands, except share and per share data)
Total interest and dividend income	$2,987	$2,771	$2,640	$2,087
Total interest expense	1,184	1,110	990	570

Net interest income	1,803	1,661	1,650	1,517
Provision for loan losses	(10)	(8)	(7)	95

Net interest income after provision for loan losses	1,813	1,669	1,657	1,422
Total noninterest income	110	122	70	60
Total noninterest expense	847	870	884	962

Income before income taxes	1,076	921	843	520
Income taxes	283	194	218	175

Net income	$793	$727	$625	$345

Per share data:
Net income
Basic	$0.45	$0.41	$0.35	$0.20
Diluted	0.45	0.41	0.35	0.20
Average shares outstanding
Basic	1,775,561	1,771,457	1,771,722	1,753,946
Diluted	1,775,561	1,771,457	1,771,722	1,753,946

Schedule of Quarterly Common Stock Market Price and Dividend Information

The following table sets forth the high and low market prices of a share of common stock, and cash dividends declared per share, for the periods indicated.

	Market Price		Cash Dividends
Quarter Ended	High	Low	Declared
June 2021	$16.79	$15.76	$0.10
March 2021	16.05	14.25	0.10
December 2020	15.95	13.20	0.10
September 2020	13.97	13.00	0.10

June 2020	$14.30	$13.00	$0.10
March 2020	17.06	13.06	0.10
December 2019	16.30	15.26	0.10
September 2019	17.77	15.12	0.10